Reporting Entity	12 Months Ended
Mar. 31, 2026
Reporting Entity [Abstract]
Reporting Entity

1. Reporting Entity

PayPay Corporation (the “Company”, “we”, “us”, or “our”) was incorporated in June 2018 in Japan as a corporation (kabushiki kaisha) in accordance with the Companies Act of Japan (the “Companies Act”). The Company’s registered office is located at 1-3, Kioicho, Chiyoda-ku, Tokyo, Japan. The Company’s consolidated financial statements are comprised of the Company and its subsidiaries (collectively, the “Group”). The Group is composed of two reportable segments: Payment segment and Financial service segment. Payment segment includes payment settlement services and related services through our PayPay app, and credit payment settlement services such as revolving and installment payment options and cash advances. Financial service segment includes internet banking services, securities intermediary services and PayPay Point investment-related services, and loan management services.

On October 1, 2023, Z Holdings Corporation, a shareholder of the Company, carried out intra-group reorganizations with its wholly owned subsidiaries mainly including LINE Corporation and Yahoo Japan Corporation, and changed its name to LY Corporation. All the transactions and events pertaining to LY Corporation including those which occurred prior to the name change are referred to as those of LY Corporation in the following notes.

The Company is 47.1% owned directly by B Holdings Corporation, 28.5% by SVF II Piranha (DE) LLC, 7.5% by LY Corporation and 7.5% by SoftBank Corp. The ultimate parent company of the Company is SoftBank Group Corp. (“SBG”).

The intermediate parent of the Company is B Holdings Corporation, which is owned by SBG through the following entities: LY Corporation, A Holdings Corporation, and SoftBank Corp.

The following diagram illustrates our corporate structure as of March 31, 2026. Certain entities that are immaterial to our results of operations, business and financial condition are omitted.

In April 2025, the Company acquired shares of PayPay Securities Corporation and PayPay Bank Corporation, which had been under common control of SBG and made both subsidiaries of the Company. The acquisitions of PayPay Securities Corporation and PayPay Bank Corporation were accounted for by the pooling of interests method as business combinations under common control. The Group’s consolidated financial statements are retrospectively adjusted to reflect the consolidation of PayPay Bank Corporation and PayPay Securities Corporation from April 1, 2022. Refer to Note 7, Business Combinations for further details.